Supplement dated April 29, 2019 to Prospectuses dated April 29, 2019
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CF (4/19)	S-6595 CF (4/19)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CF (4/19)	S-6517 CF (4/19)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CF (4/19)	140464 CF (4/19)
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CF (4/19)	S-6725 CF (4/19)
RiverSource ® RAVA 5 ChoiceSM Variable Annuity	S-6710 CF (4/19)	S-6715 CF (4/19)
RiverSource ® Retirement Group Annuity Contract I	S-6611 CF (4/19)
RiverSource ® Retirement Group Annuity Contract II	S-6612 CF (4/19)
RiverSource ® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6542 CF (4/19)	S-6543 CF (4/19)
RiverSource ® Variable Universal Life 6	S-6700 CF (4/19)	S-6705 CF (4/19)
This supplement describes proposed changes to certain investment options offered under variable annuity contracts and variable life insurance policies (the “Contracts”) listed above. Please retain this supplement with your prospectus for future reference.
Effective on or about May 20, 2019 (the Effective Date), Scout Investments, Inc. (Scout) assumes day-to-day management of a portion of the Variable Portfolio – Partners Small Cap Growth Fund’s portfolio as a subadviser to the fund.
On the Effective Date, the information in the table under the heading “Investment Adviser” in the “Appendix A: The Funds” or “The Variable Accounts and the Funds” section in your prospectus is replaced in its entirety with the following:
Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Partners Small Cap Growth Fund (Class 1), (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; BMO Asset Management Corp., Scout Investments Inc., and Wells Capital Management Incorporated, subadvisers.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6515-5 A (04/19)
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